UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 11,1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 17, 2000.


Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 14, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:       930,028,559



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALLEGIANCE                     CS               017475104    37561   805600 SH       SOLE                   805600
AMERICAN STORES                CS               030096101    25535   691300 SH       SOLE                   691300
AMOCO                          CS               031905102   114949  1828600 SH       SOLE                  1828600
AMP INC                        CS               031897101    75308  1446500 SH       SOLE                  1446500
BALLARD MEDICAL                CS               058566100     1240    51000 SH       SOLE                    51000
BANKERS TRUST                  CS               066365107    33013   386400 SH       SOLE                   386400
BERKSHIRE HATHAWAY CL A        CS               084670108    45490      648 SH       SOLE                      648
BERKSHIRE HATHAWAY CL B        CS               084670207     4345     1849 SH       SOLE                     1849
BOOLE & BABBAGE                CS               098586100     7599   259800 SH       SOLE                   259800
CAPSTAR BROADCASTING           CS               14067G105    17627   770600 SH       SOLE                   770600
CENTENNIAL CELLULAR            CS               15133V109     1078    26300 SH       SOLE                    26300
COMSAT CORP                    CS               20564D107     4248   118000 SH       SOLE                   118000
CORRECTION CORP OF AMERICA     CS               220256101      705    40000 SH       SOLE                    40000
CRESTAR FINANCIAL CORP         CS               226091106    34612   471300 SH       SOLE                   471300
DYNATECH - NEW                 CS               268140100      454   165050 SH       SOLE                   165050
EASTERN ENVIRONMENTAL          CS               276369105     2486    84100 SH       SOLE                    84100
ELSAG BAILEY                   CS               N2925S101    15803   403900 SH       SOLE                   403900
ENVOY CORP                     CS               293982104    14079   241700 SH       SOLE                   241700
EQUITY CORP.                   CS               294644109    16283   613000 SH       SOLE                   613000
FRED MEYER                     CS               592907109    70770  1174600 SH       SOLE                  1174600
FRIENDLY'S ICE CREAM - COMMON  CS               358497105      202    33352 SH       SOLE                    33352
First Brands                   CS               319356101    12170   308600 SH       SOLE                   308600
GETCHELL GOLD                  CS               374265106     1545    56700 SH       SOLE                    56700
GLOBAL TELESYSTEMS             CS               37936U104    19791   355000 SH       SOLE                   355000
HBO & COMPANY (VS MCK)         CS               404100109    33011  1150715 SH       SOLE                  1150715
INTERGRATED MICRO PRODUCTS     CS               45812R996        0    42355 SH       SOLE                    42355
MCI WORLDCOM INC.              CS               55268B106    42658   594018 SH       SOLE                   594018
MID-AMERICAN ENERGY            CS               59562V107      269    10000 SH       SOLE                    10000
MOBILE CORP                    CS               607059102      871    10000 SH       SOLE                    10000
NETSCAPE                       CS               641149109    23811   347600 SH       SOLE                   347600
ORYX ENERGY                    CS               68763F100    13786  1025900 SH       SOLE                  1025900
PROSPECT GROUP                 CS               742918501        0   489910 SH       SOLE                   489910
RAYTECH GROUP                  CS               755103108      669   232600 SH       SOLE                   232600
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
ROSLYN BANCORP                 CS               778162107     4846   225400 SH       SOLE                   225400
Rubbermaid Inc                 CS               781088109    39052  1242200 SH       SOLE                  1242200
SOFAMOR DANEK                  CS               834005100     2934    24100 SH       SOLE                    24100
SOUTHDOWN INC                  CS               841297104      397     6706 SH       SOLE                     6706
SUN AMERICA                    CS               866930100    77203   934500 SH       SOLE                   934500
THE LEARNING COMPANY           CS               522008101     3372   130000 SH       SOLE                   130000
Tele-Communications Inc Cl-A   CS               87924V101    99275  1794800 SH       SOLE                  1794800
U.S. SATELLITE BROADCASTING    CS               912534104     6875   500000 SH       SOLE                   500000
UNION CAMP                     CS               905530101    14216   210600 SH       SOLE                   210600
VANGUARD CELLULAR              CS               922022108     9418   365750 SH       SOLE                   365750
WABASH NATIONAL                CS               929566107      423    20805 SH       SOLE                    20805
XRC Corporation                CS               983803107       12   232228 SH       SOLE                   232228